UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22983

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares (EVLMC)

Listing Exchange:  The NASDAQ Stock Market LLC

Semiannual Report

July 31, 2017

NextSharesTM is a trademark of NextShares Solutions LLC. Used with permission.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objectives, risks, charges and expenses. This and other important information is contained in the prospectus and summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2017

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	32

Officers and Trustees	36

Important Notices	37

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Performance1,2,3

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Fund Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Portfolio Investor Inception	Since Fund Inception
Fund at NAV	03/30/2016	02/01/2010	4.71%	0.06%	4.66%	6.98%	2.70%
Fund at Market Price	03/30/2016	03/30/2016	4.46	–0.13	—	—	2.70
Bloomberg Barclays 10 Year Municipal Bond Index	—	—	4.37%	0.45%	3.27%	4.79%	2.44%
Bloomberg Barclays 15 Year Municipal Bond Index	—	—	4.39	–0.10	3.77	5.28	2.48

% Total Annual Operating Expense Ratios[4]
Gross							1.45%
Net							0.35

% Distribution Rates/Yields[5]
Distribution Rate at NAV							2.20%
Distribution Rate at Market Price							2.20
SEC 30-day Yield – Subsidized							1.80
SEC 30-day Yield – Unsubsidized							1.14

Fund Profile6

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

2

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through authorized participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions.

[3]

The Fund pursues its investment objective by investing in a separate investment fund (the Portfolio). The returns at NAV for periods before the date the Fund commenced operations are for a mutual fund that invests in the Portfolio (the Portfolio Investor). The performance during such period does not represent the performance of the Fund. The prior investment performance of the Portfolio Investor (rather than the Portfolio itself) is shown because it reflects the expenses typically borne by a retail fund investing in the Portfolio. The Portfolio Investor returns are not adjusted to reflect differences between the total net operating expenses of the Fund and the Portfolio Investor during the periods shown. If such an adjustment were made, the performance presented would be higher, because the Fund’s total net operating expenses are lower than those of the Portfolio Investor. Performance is for a share class of the Portfolio Investor offered at net asset value. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[6]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 – July 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)		Annualized Expense Ratio

Actual
$1,000.00	$1,047.10	$1.78	**	0.35%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,023.10	$1.76	**	0.35%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2017
Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost, $13,052,545)	$13,225,409
Receivable from affiliate	7,923
Total assets	$13,233,332

Liabilities
Distributions payable	$44
Payable to affiliate:
Operations agreement fee	608
Accrued expenses	52,731
Total liabilities	$53,383
Net Assets	$13,179,949

Sources of Net Assets
Paid-in capital	$13,195,518
Accumulated net realized loss from Portfolio	(242,589)
Accumulated undistributed net investment income	54,156
Net unrealized appreciation from Portfolio	172,864
Total	$13,179,949

Net Asset Value Per Share
($13,179,949 ÷ 650,000 shares issued and outstanding)	$20.28

5	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2017
Interest allocated from Portfolio	$271,084
Expenses allocated from Portfolio	(34,234)
Total investment income from Portfolio	$236,850

Expenses
Operations agreement fee	$4,904
Trustees’ fees and expenses	250
Custodian fee	10,621
Transfer and dividend disbursing agent fees	5,792
Legal and accounting services	14,458
Printing and postage	3,911
Registration fees	1,708
Listing fee	3,550
Intraday pricing fee	6,000
Miscellaneous	1,750
Total expenses	$52,944
Deduct —
Allocation of expenses to affiliate	$52,863
Total expense reductions	$52,863

Net expenses	$81

Net investment income	$236,769

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(31,015)
Net realized loss	$(31,015)
Change in unrealized appreciation (depreciation) —
Investments	$708,287
Net change in unrealized appreciation (depreciation)	$708,287

Net realized and unrealized gain	$677,272

Net increase in net assets from operations	$914,041

6	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2017 (Unaudited)	Period Ended January 31, 2017(1)
From operations —
Net investment income	$236,769	$172,767
Net realized loss from investment transactions	(31,015)	(211,786)
Net change in unrealized appreciation (depreciation) from investments	708,287	(535,423)
Net increase (decrease) in net assets from operations	$914,041	$(574,442)
Distributions to shareholders —
From net investment income	$(219,863)	$(135,352)
Total distributions to shareholders	$(219,863)	$(135,352)
Transactions in Fund shares —
Proceeds from sale of shares	$1,472,279	$22,714,994
Cost of shares redeemed	(11,038,130)	—
Transaction fees	23,770	34,698
Net increase (decrease) in net assets from Fund share transactions	$(9,542,081)	$22,749,692
Other capital —
Portfolio transaction fee contributed to Portfolio	$(8,539)	$(28,492)
Portfolio transaction fee allocated from Portfolio	8,754	16,231
Net increase (decrease) in net assets from other capital	$215	$(12,261)

Net increase (decrease) in net assets	$(8,847,688)	$22,027,637

Net Assets
At beginning of period	$22,027,637	$—
At end of period	$13,179,949	$22,027,637

Accumulated undistributed net investment income included in net assets
At end of period	$54,156	$37,250

Changes in shares outstanding
Shares outstanding, beginning of period	1,125,000	—
Shares sold	75,000	1,125,000
Shares redeemed	(550,000)	—
Shares outstanding, end of period	650,000	1,125,000

(1)	For the period from the start of business, March 30, 2016, to January 31, 2017.

7	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Financial Highlights

	Six Months Ended July 31, 2017 (Unaudited)		Period Ended January 31, 2017(1)
Net asset value — Beginning of period	$19.580		$20.000

Income (Loss) From Operations
Net investment income(2)	$0.239		$0.298
Net realized and unrealized gain (loss)	0.677		(0.476)

Total income (loss) from operations	$0.916		$(0.178)

Less Distributions
From net investment income	$(0.216)		$(0.221)

Total distributions	$(0.216)		$(0.221)

Portfolio transaction fee, net(2)	$0.000	(3)	$(0.021)

Net asset value — End of period	$20.280		$19.580

Total Return on Net Asset Value(4)(5)	4.71	%(6)	(1.03	)%(6)

Ratios/Supplemental Data
Net Assets, end of period (000’s ommitted)	$13,180		$22,028
Ratios (as a percentage of average daily net assets):(7)
Expenses(5)	0.35	%(8)	0.35	%(8)
Net investment income	2.42	%(8)	1.77	%(8)
Portfolio Turnover of the Portfolio	20	%(6)	30	%(6)(9)

(1)	For the period from the start of business, March 30, 2016, to January 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(5)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.55% and 1.10% of average daily net assets for the six months ended July 31, 2017 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Annualized.

(9)	For the period from the Portfolio’s start of business, March 28, 2016, to January 31, 2017.

8	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust II (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (2.2% at July 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by the Portfolio’s investments in municipal obligations, which are exempt from regular federal income tax when received by the Portfolio, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to July 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations,

9

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $331,331 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2017, $326,160 are short-term and $5,171 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $1 billion and is payable monthly. On Direct Assets of $1 billion and over, the annual fee is reduced. For the six months ended July 31, 2017, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the six months ended July 31, 2017, the operations agreement fee amounted to $4,904 or 0.05% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.35% of the Fund’s average daily net assets through May 31, 2018. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $52,863 of the Fund’s operating expenses for the six months ended July 31, 2017.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the six months ended July 31, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,541,801 and $11,291,201, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s Notes to Financial Statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

5  Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as Transaction fees on the Statements of Changes in Net Assets.

At July 31, 2017, EVM owned approximately 98.6% of the outstanding shares of the Fund.

10

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 95.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$53,723

		$53,723

Education — 4.1%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$598,350
Alabama Public School and College Authority, 5.00%, 5/1/24	500	608,535
Brownsburg 1999 School Building Corp., IN, 4.00%, 8/5/26	200	227,398
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	280,541
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	240,624
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	685,978
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/30	150	165,392
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/31	260	284,573
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/32	250	271,878
Concord Community Schools Building Corp., IN, 4.00%, 1/15/22	500	553,460
Concord Community Schools Building Corp., IN, 5.00%, 7/15/22	500	581,990
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	465,032
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,155,540
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	860,775
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	285,135
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	763,256
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	504,119
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	278,094
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	535,261
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	461,303
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	653,297
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	673,803
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	500	609,600
Lawrence Township School Building Corp., IN, 4.00%, 1/15/28	565	630,331
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	1,105	1,326,221
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/22	630	730,712
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/23	300	352,818

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/24	$250	$297,218
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	796,960
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	400	439,840
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	300	326,292
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	323,919
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	756,062
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/22	175	202,442
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	263,386
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	230,720
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	116,705
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	175,308
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	492,401
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	142,142
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	120,407
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	440,783
S.M. Educational Building Corp., MS, 5.00%, 9/1/25	250	305,610
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	900,697
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	891,772
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,178,130
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	602,852
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	295,158
Western Michigan University, 5.00%, 11/15/24	500	603,235

		$24,686,055

Electric Utilities — 2.6%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,158,000
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	599,810
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,187,640
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,231,090
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	287,483

11	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	$100	$119,959
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	230	266,126
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	528,133
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	565,440
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	414,421
Marquette Board of Light and Power, MI, 5.00%, 7/1/26	775	937,967
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	876,840
Minnesota Municipal Power Agency, 5.00%, 10/1/23	230	273,769
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	602,670
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,194,720
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	569,115
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	1,325	1,538,047
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	596,635
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	139,979
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	357,684
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	301,990
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	570,325
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	293,122
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	290,928
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	289,068
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	293,192

		$15,484,153

Escrowed / Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$591,465

		$591,465

General Obligations — 33.0%
Ada and Canyon Counties Joint School District No. 3, ID, 5.00%, 9/15/31	$500	$606,065
Adams 12 Five Star Schools, CO, 5.00%, 12/15/32	2,500	2,995,000
Addison, TX, 5.00%, 2/15/26	270	317,339
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	175	196,758
Anchorage, AK, 5.00%, 9/1/23	750	895,080
Anchorage, AK, 5.00%, 9/1/24	250	303,065

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Anchorage, AK, 5.00%, 9/1/25	$750	$916,620
Anchorage, AK, 5.00%, 9/1/27	780	945,727
Anne Arundel County, MD, 5.00%, 10/1/26	1,325	1,646,498
Arkansas, 4.00%, 6/1/28	500	559,690
Avon, OH, 4.00%, 12/1/31	590	645,725
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,484,050
Belding Area Schools, MI, 5.00%, 5/1/28	250	299,093
Belding Area Schools, MI, 5.00%, 5/1/30	250	294,360
Birmingham Public Schools, MI, 4.00%, 11/1/22	300	340,941
Birmingham Public Schools, MI, 4.00%, 11/1/23	1,325	1,527,142
Boston, MA, 4.00%, 4/1/30	1,500	1,709,400
Boston, MA, 4.00%, 4/1/31	1,500	1,695,555
Brookline, MA, 4.00%, 3/1/30	335	377,970
Brookline, MA, 4.00%, 3/1/31	250	279,930
Bryant School District No. 25, AR, 3.00%, 2/1/22	975	1,036,396
Bryant School District No. 25, AR, 3.00%, 2/1/23	1,005	1,064,637
Bryant School District No. 25, AR, 3.00%, 2/1/24	1,035	1,088,665
Bryant School District No. 25, AR, 3.00%, 2/1/25	1,065	1,109,485
Bryant School District No. 25, AR, 3.00%, 2/1/26	1,100	1,134,408
Burlington, VT, 5.00%, 11/1/22	450	523,530
Burlington, VT, 5.00%, 11/1/23	450	531,679
Burlington, VT, 5.00%, 11/1/24	400	478,752
Burlington, VT, 5.00%, 11/1/25	400	481,324
Burlington, VT, 5.00%, 11/1/26	250	303,195
Burlington, VT, 5.00%, 11/1/27	225	270,772
Burlington, VT, 5.00%, 11/1/28	370	441,787
California, 4.00%, 9/1/26	750	878,647
California, 4.00%, 9/1/27	340	389,980
California, 4.00%, 9/1/28	150	170,112
California, 4.00%, 9/1/31	400	439,432
California, 5.00%, 8/1/24	1,500	1,843,335
California, 5.00%, 8/1/26	2,010	2,486,692
California, 5.00%, 8/1/32	1,590	1,903,627
California, 5.25%, 9/1/23	500	582,085
Central Dauphin School District, PA, 5.00%, 2/1/29	500	601,930
Colonial School District, PA, 5.00%, 2/15/29	100	120,171
Colonial School District, PA, 5.00%, 2/15/31	100	118,463
Colonial School District, PA, 5.00%, 2/15/32	100	117,904
Colonial School District, PA, 5.00%, 2/15/33	200	234,854
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	1,000	1,189,120
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	2,000	2,365,280
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,177,960

12	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	$630	$737,024
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,116,510
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	827,205
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	134,683
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	299,600
Delaware County, OH, 1.50%, 12/1/22	110	110,088
Delaware County, OH, 4.00%, 12/1/27	150	169,862
Delaware County, OH, 4.00%, 12/1/28	255	284,639
Delaware County, OH, 4.00%, 12/1/29	175	193,394
Dowagiac Union School District, MI, 4.00%, 5/1/22	325	363,782
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	396,624
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	285,238
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	719,000
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	398,857
Dublin, OH, 4.00%, 12/1/31(2)	500	555,550
DuPage and Cook Counties Community Consolidated School District No. 181, IL, 4.00%, 1/15/29	315	353,506
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,684,155
Edgewood City School District, OH, 5.25%, 12/1/33	500	585,880
Edinburg, TX, 5.00%, 3/1/22	1,215	1,400,166
Edinburg, TX, 5.00%, 3/1/23	1,235	1,452,187
Edinburg, TX, 5.00%, 3/1/24	315	375,842
Edinburg, TX, 5.00%, 3/1/25	310	372,769
Elgin, IL, 3.00%, 12/15/22	1,410	1,503,765
Elgin, IL, 3.00%, 12/15/23	1,645	1,755,166
Elgin, IL, 3.00%, 12/15/24	1,770	1,883,439
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	590,060
Florida, (Department of Transportation), 4.00%, 7/1/32	3,295	3,642,754
Florida, (Department of Transportation), 5.00%, 7/1/28	2,945	3,690,968
Florida, (Department of Transportation), 5.00%, 7/1/29	2,500	3,103,000
Flower Mound, TX, 4.00%, 3/1/24(2)	700	801,661
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,125,230
Flower Mound, TX, 4.00%, 3/1/32(2)	390	422,105
Flower Mound, TX, 4.00%, 3/1/33(2)	350	377,437
Flower Mound, TX, 5.00%, 3/1/25(2)	715	873,222
Flower Mound, TX, 5.00%, 3/1/26(2)	960	1,183,363
Flower Mound, TX, 5.00%, 3/1/27(2)	510	624,770
Frenship Independent School District, TX, 5.00%, 2/15/32	2,000	2,331,880
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	500	550,385
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,175,205
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	250	300,360

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	$445	$530,075
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	611,730
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,008,136
Hawaii County, HI, 4.00%, 9/1/31	2,955	3,249,879
Healdsburg Unified School District, CA, (Election of 2012), 0.00%, 8/1/26	100	78,380
Homewood, AL, 5.00%, 9/1/28	2,000	2,432,700
Homewood, AL, 5.00%, 9/1/29	2,000	2,414,520
Huber Heights City School District, OH, 5.00%, 12/1/26	840	1,019,113
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/22	1,600	1,888,400
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	155	173,406
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	386,424
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	390,388
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	640,298
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	579,045
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	204,805
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	210,322
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	475	482,590
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	465,508
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,135,600
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,842,554
Kent, WA, 4.00%, 12/1/30	1,000	1,106,290
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,025	1,195,017
Lakeland, FL, 5.00%, 10/1/25	635	755,352
Lakeland, FL, 5.00%, 10/1/28	1,500	1,735,170
Lakeland, FL, 5.00%, 10/1/30	1,000	1,143,210
Lakewood, OH, 4.00%, 12/1/30	400	440,872
Lansing School District, MI, 5.00%, 5/1/24	1,485	1,779,312
Laredo Community College District, TX, 4.00%, 8/1/22	240	266,779
Laredo Community College District, TX, 5.00%, 8/1/23	165	194,997
Laredo Community College District, TX, 5.00%, 8/1/24	140	167,240
Laredo Community College District, TX, 5.00%, 8/1/25	110	132,653
Laredo Community College District, TX, 5.00%, 8/1/26	320	387,133

13	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	$950	$569,259
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	2,000	2,264,760
Little Rock School District, AR, 3.00%, 2/1/23	400	415,724
Lubbock, TX, 4.00%, 2/15/31	500	545,085
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	236,996
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	356,346
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,189,620
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/22	1,000	1,173,850
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/23	1,000	1,196,210
Miamisburg City School District, OH, 4.00%, 12/1/31	300	325,770
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	610,445
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	267,740
Minneapolis-St. Paul Metropolitan Council, 4.00%, 3/1/28	2,000	2,340,300
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	537,120
Monroe, NC, Limited Obligation Bonds, 5.00%, 3/1/22	350	405,472
Montgomery County, PA, 4.00%, 7/1/27	1,110	1,269,185
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	137,009
Mt. Lebanon School District, PA, 4.00%, 2/15/30	1,500	1,687,350
New York, NY, 5.00%, 8/1/25	2,000	2,466,220
Newberry County, SC, 5.00%, 5/1/22	1,500	1,754,985
Newport News, VA, 4.00%, 8/1/31	1,675	1,874,844
North Fond du Lac School District, WI, 4.00%, 4/1/25	1,240	1,416,415
North Royalton City School District, OH, 4.00%, 12/1/32(2)	600	650,742
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,127,230
Olentangy Local School District, OH, 4.00%, 12/1/27	415	472,930
Olentangy Local School District, OH, 4.00%, 12/1/30	630	696,963
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	807,712
Pasadena, TX, 4.00%, 2/15/28	500	557,655
Pasadena, TX, 4.00%, 2/15/29	250	276,278
Pasadena, TX, 4.00%, 2/15/30	500	546,965
Pasadena, TX, 4.00%, 2/15/31	750	814,762
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	830,478
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,202,390
Pennsylvania, 4.00%, 6/15/31	235	249,415
Pennsylvania, 5.00%, 7/1/24	650	780,487
Pennsylvania, 5.00%, 9/15/25	1,000	1,214,680
Peoria, IL, 5.00%, 1/1/27	500	587,080

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Pittsburg Unified School District, CA, 5.00%, 8/1/28(2)	$1,095	$1,360,833
Pittsburg Unified School District, CA, 5.00%, 8/1/29(2)	1,150	1,412,073
Pittsburg Unified School District, CA, 5.00%, 8/1/30(2)	1,160	1,413,692
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/30(2)	420	511,854
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/31(2)	370	446,978
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/32(2)	670	806,506
Pleasant Prairie, WI, 2.00%, 9/1/23	1,000	1,010,390
Port Arthur Independent School District, TX, 5.00%, 2/15/22	500	576,720
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,234,241
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/22	430	505,981
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	534,031
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	566,668
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	597,622
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	627,498
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	650,008
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	672,888
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	689,402
Rhode Island Health and Educational Building Corp., (Tiverton Public Schools), 5.00%, 5/15/26	1,000	1,225,620
Romeo Community Schools, MI, 5.00%, 5/1/22	575	669,950
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,215,060
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,552,219
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,191,180
Romeo Community Schools, MI, 5.00%, 5/1/30	800	946,512
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	341,742
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	578,960
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	588,335
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	823,912
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	273,028
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	445,036

14	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	$300	$330,663
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	219,052
South Texas College District, 5.00%, 8/15/30	1,295	1,520,291
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,336,566
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,230,200
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	611,685
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	918,765
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	579,690
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,089,470
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,218,720
Stamford, CT, 4.00%, 8/1/27	750	863,527
Sugar Land, TX, 5.00%, 2/15/26	555	685,225
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	622,692
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	539,730
Trussville, AL, 5.00%, 10/1/31	250	289,763
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	577,111
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	595,015
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	606,362
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	628,260
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	590	646,203
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	465,065
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	499,166
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	530,548
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	567,014
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	591,210
Vestavia Hills, AL, 4.00%, 2/1/23	1,320	1,485,766
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	746,994
Washington, 5.00%, 8/1/23	1,000	1,206,810
Waupun School District, WI, 4.00%, 4/1/24	105	119,167
Waupun School District, WI, 4.00%, 4/1/26	400	450,244

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	$400	$374,044
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	136,905
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	133,007
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	643,717
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	150	111,882
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	177,423
West Chester Township, OH, 4.00%, 12/1/26	1,140	1,304,137
West Chester Township, OH, 4.00%, 12/1/27	400	452,964
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	799,942
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	796,507
Williamson County, TX, 5.00%, 2/15/28	300	356,652
York County, PA, 5.00%, 6/1/27	1,225	1,472,866

		$196,775,890

Hospital — 11.8%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	$250	$295,230
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	107,907
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	898,845
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/30	500	541,915
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/31	450	484,240
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	44,125
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	847,387
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,268,945
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	476,664
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	597,370
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	589,465
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/29	1,000	1,157,430

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	$1,000	$1,128,320
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,123,910
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/24	500	596,650
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/23(2)	1,000	1,193,560
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/24(2)	500	605,090
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26(2)	300	367,851
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24	175	204,677
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,143,140
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	400	450,740
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/22	350	406,861
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/25	1,200	1,448,724
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/27	450	538,425
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/30	650	755,176
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	176,201
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	299,620
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	296,740
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	292,950
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,352,160
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,755,855
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,330,620
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,150,770
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	698,762
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	290,767
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	656,870

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	$500	$605,365
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	596,490
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	589,935
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	245,238
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	500	577,935
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	286,332
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/24	1,000	1,203,830
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/27	2,500	3,001,675
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	607,975
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	566,175
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	566,484
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,161,010
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	584,680
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	590,775
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/23	1,000	1,196,440
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/24	2,000	2,414,260
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/26	500	613,420
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/29	1,000	1,204,990
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	920,552
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,196,810
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	663,448
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	835,086
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	828,338
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	606,362

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	$700	$811,769
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	121,342
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,175,250
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,147,110
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	136,434
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	631,295
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,170,130
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,161,940
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,153,060
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,141,960
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/22	775	892,281
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	630	752,907
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	727,224
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,197,810
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	285,270
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	155,531
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	245	275,645
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	257,497
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	350,868
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	725,631
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	112,773
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	230,430
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	351,456
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	590,795
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	200	228,956

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	$55	$65,347
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	420,262
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	404,680
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	481,292
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	362,361
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	587,495
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	462,132
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	460,320
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/22(2)	220	253,436
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/23(2)	215	251,789
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/24(2)	200	236,890
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/25(2)	250	299,060
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26(2)	400	482,296
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	701,467

		$70,491,758

Housing — 1.4%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$300	$313,224
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,034,040
New York City Housing Development Corp., NY, 1.95%, 11/1/23	1,170	1,178,342
New York Mortgage Agency, 1.75%, 4/1/24	250	249,295
New York Mortgage Agency, 1.95%, 10/1/25	650	641,024
Virginia Housing Development Authority, 1.70%, 5/1/22	845	850,535
Virginia Housing Development Authority, 1.85%, 5/1/23	820	832,439
Virginia Housing Development Authority, 1.95%, 11/1/23	295	299,027
Virginia Housing Development Authority, 2.25%, 5/1/25	170	173,082
Virginia Housing Development Authority, 2.40%, 5/1/26	520	527,259
Virginia Housing Development Authority, 2.55%, 5/1/27	930	943,113
Washington Housing Finance Commission, 2.05%, 6/1/24	310	320,453
Washington Housing Finance Commission, 2.25%, 6/1/25	455	472,322
Washington Housing Finance Commission, 2.30%, 12/1/25	130	135,023
Washington Housing Finance Commission, 2.40%, 6/1/26	105	108,094

		$8,077,272

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$558,310

		$558,310

Insured – Escrowed / Prerefunded — 0.0%(1)
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$5	$6,171

		$6,171

Insured – General Obligations — 2.3%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,230	$1,324,858
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,605	1,716,515
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	652,383
Bellwood, IL, (AGM), 5.00%, 12/1/22	500	572,805
Bellwood, IL, (AGM), 5.00%, 12/1/23	1,000	1,162,410
Crawford County Unified School District No. 250, KS, (BAM), 5.00%, 9/1/26	250	302,872
New Britain, CT, (AGM), 5.00%, 3/1/32	1,000	1,163,220
New Britain, CT, (BAM), 5.00%, 3/1/23	550	645,447
New Britain, CT, (BAM), 5.00%, 3/1/24	550	653,235
New Britain, CT, (BAM), 5.00%, 3/1/25	395	469,797
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	292,658
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	516,845
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	215,926
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	370,355
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	470,148
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	386,223
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	1,720	1,959,235
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	776,905

		$13,651,837

Insured – Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$650,960

		$650,960

Insured – Lease Revenue / Certificates of Participation — 2.4%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	$1,000	$1,172,980
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,800,975

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	$1,250	$1,512,737
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	593,415
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,456,040
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	300,370
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	118,704
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/22	870	890,219
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/23	1,640	1,670,963
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	580,120
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	469,296
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	231,950
Pasco County School Board, FL, (BAM), 5.00%, 8/1/22	300	348,906
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	302,318
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	492,443
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	370,160
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	433,601
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	727,760
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	488,146
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	599,791

		$14,560,894

Insured – Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$139,551
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	515,067

		$654,618

Insured – Transportation — 0.6%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	$840	$974,803
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	516,850
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	416,258
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	598,710
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	382,394
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	444,274

		$3,333,289

Insured – Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	$250	$289,662
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	150	178,907

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$292,830
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	116,614

		$878,013

Lease Revenue / Certificates of Participation — 7.8%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,101,950
Broward County School Board, FL, 5.00%, 7/1/22	1,500	1,752,975
Broward County School Board, FL, 5.00%, 7/1/23	500	597,010
Broward County School Board, FL, 5.00%, 7/1/24	1,250	1,512,662
Broward County School Board, FL, 5.00%, 7/1/25	500	611,580
Broward County School Board, FL, 5.00%, 7/1/27	500	604,690
Broward County School Board, FL, 5.00%, 7/1/28	1,250	1,499,475
Broward County School Board, FL, 5.00%, 7/1/29	500	595,830
Broward County School Board, FL, 5.00%, 7/1/30	500	591,890
Broward County School Board, FL, 5.00%, 7/1/31	600	707,394
California Public Works Board, 4.00%, 12/1/31	1,000	1,085,120
California Public Works Board, 5.00%, 11/1/26	1,000	1,246,400
California Public Works Board, 5.00%, 11/1/27	1,000	1,228,440
California Public Works Board, 5.00%, 11/1/28	1,000	1,216,020
California Public Works Board, 5.00%, 11/1/29	1,000	1,204,960
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	607,415
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/27	500	600,025
Colorado Department of Transportation, 5.00%, 6/15/30	350	415,625
Colorado Department of Transportation, 5.00%, 6/15/31	310	366,581
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	292,003
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	241,516
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	585,849
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	155,465
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	639,655
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	665,954
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	687,564
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	706,682
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	725,354
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	752,699
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	774,494
IPS Multi-School Building Corp., IN, 4.00%, 7/15/30	155	167,200
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	2,077,530
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,741,481
Medina City School District, OH, 5.00%, 12/1/23	350	415,958
Medina City School District, OH, 5.00%, 12/1/24	400	481,056

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	$855	$935,892
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,260,119
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/26(2)	1,235	1,492,510
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27(2)	1,300	1,555,008
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30(2)	885	1,056,044
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	586,470
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,013,072
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,123,422
South Dakota Building Authority, 5.00%, 6/1/26	500	617,745
South Dakota Building Authority, 5.00%, 6/1/27	635	749,059
South Dakota Building Authority, 5.00%, 6/1/28	210	250,356
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	234,498
South Dakota Building Authority, Series 2017A, 5.00%, 6/1/30	900	1,089,306
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	687,355
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	592,055
Washington, Certificates of Participation, 5.00%, 7/1/32	2,875	3,426,166

		$46,325,579

Other Revenue — 2.7%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$345,594
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,185,980
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,178,130
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,170,120
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	706,656
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	180,831
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	188,296
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	183,538
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/22	675	778,295
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	601,280

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	$500	$591,610
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,492,199
Rhode Island Health and Educational Building Corp., (Barrington), 4.00%, 5/15/32	1,000	1,097,150
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,318,916
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	500	606,285
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,990,150
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,190,530

		$15,805,560

Senior Living / Life Care — 4.1%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$55,730
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	109,483
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	250	274,998
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	250	281,433
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	287,265
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	118,889
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	645,331
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,377,053
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,199,617
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/29	1,455	1,650,319
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	727,012
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	559,670
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	285,630
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	284,245
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	680,526

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	$500	$537,855
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	756,108
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	560,225
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	364,637
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	257,895
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	262,778
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	565,627
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	236,494
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	291,100
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	288,837
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	282,990
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	986,340
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/22	400	453,068
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	689,562
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24	440	508,702
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26	385	445,175
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	282,743
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	673,842
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	222,916
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	276,785
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/21	200	215,478
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	198,126
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	200	228,650
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	665,585

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/31	$410	$454,596
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	200	228,440
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	675	767,387
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22	375	422,662
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23	865	987,077
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25	750	862,507
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	233,872
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	296,275
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	513,454
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	543,837
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	470	535,165

		$24,633,991

Special Tax Revenue — 6.6%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$120,768
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/22	275	313,767
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	301,369
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	315	369,256
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	450	533,583
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	357,228
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	354,231
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	300	351,756
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	587,085
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	598,950
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/23	125	142,056
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/24	200	228,732
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/25	225	258,014
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/26	250	286,998
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/27	465	533,787

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/28	$400	$452,984
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), 4.00%, 10/1/29	250	280,195
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/24	420	480,337
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/25	435	498,828
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/27	885	1,015,918
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 4.00%, 10/1/29	500	560,390
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/24	200	228,732
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/25	200	229,346
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/26	150	172,199
Cleveland, OH, Income Tax Revenue, (Public Facilities Improvements), 4.00%, 10/1/27	240	275,503
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/32	2,040	2,333,454
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	500	571,635
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	583,635
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	594,225
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	554,395
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	792,012
Euless, TX, Tax and Waterworks and Sewer System Revenue, 5.00%, 2/15/22	140	162,415
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/22	600	710,784
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/22	250	290,118
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/31	1,400	1,652,770
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,209,800
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	601,805
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	500	604,550
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,251,248
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,074,915
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,126,082
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,054,981

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	$735	$862,655
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	1,500	1,820,940
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,140,524
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 5.00%, 7/1/32	2,500	3,052,025
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/29	1,445	1,753,392
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/30	1,000	1,206,960
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/32	1,000	1,195,890
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	119,863
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	163,843
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 4.00%, 9/1/31	1,000	1,120,770
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,204,260
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	292,190

		$39,634,148

Transportation — 10.5%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$278,138
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	296,533
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	2,054,380
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,903,014
Brazoria County Toll Road Authority, TX, 5.00%, 3/1/29	1,580	1,927,316
Brazoria County Toll Road Authority, TX, 5.00%, 3/1/33	1,985	2,359,887
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	173,082
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	239,488
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/24	500	598,720
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/25	100	121,003
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/25	1,000	1,210,030
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,218,770
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	176,517
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	175,295
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	580,645
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,156,180
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	500	574,100

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	$2,905	$3,559,235
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,723,377
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,207,520
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,200,170
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,064,380
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,500,859
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,191,500
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	783,718
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	759,769
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,957,642
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,200	2,598,310
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	115,608
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	176,555
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	233,199
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	585,985
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,164,470
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	867,945
Georgia State Road and Tollway Authority, 5.00%, 6/1/26(2)	350	431,546
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	787,683
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	204,761
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	402,419
Kentucky Asset/Liability Commission, 2014 Federal Highway Trust Fund, 5.00%, 9/1/24	1,200	1,444,968
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	301,035
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	570,855
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	592,290
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	602,355
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	609,305
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	614,580
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,237,970
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	848,077
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	151,654
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	574,715
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	181,077
New Orleans Aviation Board, LA, 5.00%, 1/1/31	190	224,128
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	886,792
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	647,498
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	467,480
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/25	1,000	1,220,700

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Port of Seattle, WA, 5.00%, 3/1/24	$250	$301,900
Port of Seattle, WA, 5.00%, 3/1/25	150	181,479
Port of Seattle, WA, 5.00%, 3/1/27	250	297,308
Port of Seattle, WA, 5.00%, 3/1/29	250	293,235
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/27	300	374,172
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,692,210
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	600	719,634
Texas Transportation Commission, 5.00%, 4/1/33	50	58,551
Tri-County Metropolitan Transportation District, OR, 5.00%, 10/1/24(2)	500	604,140
Tri-County Metropolitan Transportation District, OR, 5.00%, 10/1/26(2)	500	615,995
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	4,087,249
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	826,833

		$62,787,934

Water and Sewer — 4.9%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	$450	$536,364
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	362,424
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	134,096
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	115,831
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/23	1,000	1,206,170
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/24	1,130	1,386,612
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	1,235	1,341,667
East Bay Municipal Utility District, CA, Wastewater System Revenue, 4.00%, 6/1/31	370	414,171
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	866,180
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	316,925
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	205,214
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	610,555
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/21	100	110,545
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/24	655	745,678
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	231,560
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	279,090
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	735,680
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	780	865,917
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	875	961,415
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	285,242

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	$180	$199,940
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	747,726
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	606,030
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	719,220
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/22	995	1,171,354
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/23	855	1,028,394
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/23	300	355,803
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	657,162
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	730,039
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,217,440
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	622,723
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23	1,600	1,934,400
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/22	250	288,122
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/23	300	353,316
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/26	1,000	1,225,670
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	365	406,260
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	450	497,367
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	602,090
West Goshen Sewer Authority, PA, 4.00%, 5/1/29	325	355,114
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/30	500	561,985
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/31	1,095	1,222,129
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	135	145,904
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	105	112,874
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	253,214
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	603,248
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	651,178

		$28,980,038

Water Revenue — 0.1%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$293,658

		$293,658

Total Tax-Exempt Investments — 95.4% (identified cost $559,463,889)		$568,915,316

Other Assets, Less Liabilities — 4.6%		$27,667,201

Net Assets — 100.0%		$596,582,517

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Portfolio of Investments (Unaudited) — continued

At July 31, 2017, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2017, 6.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.1% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2017
Unaffiliated investments, at value (identified cost, $559,463,889)	$568,915,316
Cash	43,069,673
Interest receivable	5,227,733
Receivable for investments sold	1,883,214
Receivable from affiliate	8,033
Total assets	$619,103,969

Liabilities
Payable for investments purchased	$1,471,382
Payable for when-issued securities	20,829,980
Payable to affiliates:
Investment adviser fee	158,388
Accrued expenses	61,702
Total liabilities	$22,521,452
Net Assets applicable to investors’ interest in Portfolio	$596,582,517

Sources of Net Assets
Investors’ capital	$587,131,090
Net unrealized appreciation	9,451,427
Total	$596,582,517

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2017
Interest	$6,414,125
Total investment income	$6,414,125

Expenses
Investment adviser fee	$845,060
Trustees’ fees and expenses	15,713
Custodian fee	64,610
Legal and accounting services	26,241
Miscellaneous	8,618
Total expenses	$960,242
Deduct —
Allocation of expenses to affiliate	$35,957
Total expense reductions	$35,957

Net expenses	$924,285

Net investment income	$5,489,840

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,549,546)
Net realized loss	$(1,549,546)
Change in unrealized appreciation (depreciation) —
Investments	$19,006,461
Net change in unrealized appreciation (depreciation)	$19,006,461

Net realized and unrealized gain	$17,456,915

Net increase in net assets from operations	$22,946,755

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2017 (Unaudited)	Period Ended January 31, 2017(1)
From operations —
Net investment income	$5,489,840	$6,604,848
Net realized loss from investment transactions	(1,549,546)	(5,856,593)
Net change in unrealized appreciation (depreciation) from investments	19,006,461	(14,144,548)
Net increase (decrease) in net assets from operations	$22,946,755	$(13,396,293)
Capital transactions —
Contributions	$109,144,789	$364,959,593
Withdrawals	(37,861,441)	(83,807,353)
Portfolio transaction fee	248,118	671,446
Assets contributed by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund	—	233,676,903
Net increase in net assets from capital transactions	$71,531,466	$515,500,589

Net increase in net assets	$94,478,221	$502,104,296

Net Assets
At beginning of period	$502,104,296	$—
At end of period	$596,582,517	$502,104,296

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Financial Highlights

Ratios/Supplemental Data	Six Months Ended July 31, 2017 (Unaudited)		Period Ended January 31, 2017(1)
Ratios (as a percentage of average daily net assets):
Expenses	0.35	%(2)(3)	0.35	%(2)(3)
Net investment income	2.08	%(2)	1.71	%(2)
Portfolio Turnover	20	%(4)	30	%(4)

Total Return	4.52	%(3)(4)	(0.80	)%(3)(4)

Net assets, end of period (000’s omitted)	$596,583		$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.01% and 0.02% of average daily net assets for the six months ended July 31, 2017 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

28	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2017, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 97.8% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

29

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statement of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the six months ended July 31, 2017, the Portfolio’s investment adviser fee amounted to $845,060 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $35,957 of the Portfolio’s operating expenses for the six months ended July 31, 2017.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $176,692,075 and $101,188,271, respectively, for the six months ended July 31, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$559,459,761

Gross unrealized appreciation	$11,109,263
Gross unrealized depreciation	(1,653,708)

Net unrealized appreciation	$9,455,555

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2017.

30

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$568,915,316	$—	$568,915,316

Total Investments	$—	$568,915,316	$—	$568,915,316

The Portfolio held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

31

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in the Advisers’ tax-advantaged bond strategies and municipal research groups in managing the Fund and the Portfolio and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

33

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the special attributes of the Fund relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by the applicable Adviser and its affiliates in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio

34

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Board of Trustees’ Contract Approval — continued

increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

35

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2017

Officers and Trustees

Officers of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of 5-to-15 Year Laddered Municipal Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares and 5-to-15 Year Laddered Municipal Bond Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your financial advisor may household the mailing of your documents indefinitely unless you instruct your financial advisor otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Eaton Vance Management

Two International Place

Boston, MA 02110

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22627    7.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017